Interest and Finance Costs (Tables)	12 Months Ended
Dec. 31, 2021
Interest and Finance Costs
Schedule Of Interest And Finance Costs

The amounts in the accompanying consolidated statements of operations are analyzed as follows:

	2021	2020	2019
Interest expense	$20,502	$20,742	$27,963
Interest income from bond repurchase	(2,435)	(579)	—
Amortization of financing costs	1,865	1,066	1,126
Loan expenses and other	307	285	343
Total	$20,239	$21,514	$29,432